OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

July 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer International Diversified Fund (the “Registrant”) Reg. No. 333-125805; File No. 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 28, 2018.

Sincerely,
/s/ John G. Kiernan
John G. Kiernan Vice President and Associate General Counsel 212-323-5020 jkiernan@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Taylor Edwards, Esq.